Other Real Estate Remeasured and Reported at Fair Value (Detail) (Other Real Estate, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate
Other Real Estate Owned Activity [Line Items]
Carrying value of other real estate prior to remeasurement	$ 2,282	$ 21,964	$ 6,227
Plus gain recognized at foreclosure		642
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)
Adjusted carrying value of remeasured other real estate	$ 2,000	$ 21,725	$ 4,544